NOTES PAYABLE (Details Textual)	1 Months Ended	12 Months Ended
	Aug. 31, 2012 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Notes payable		$ 0	$ 17,319
Interest Expense		$ 488	$ 2,287
Note Payable
Debt Instrument [Line Items]
Number of equal monthly payments of the debt	48
Notes payable	$ 92,145
Interest rate (as a percent)	7.00%
Monthly payments of the debt	$ 2,226